BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS - Obligations granted by foreign banks (Details) $ in Millions, $ in Millions	Jun. 30, 2024 COP ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 COP ($)	Dec. 31, 2023 USD ($)
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 12,938,759		$ 15,648,606
Obligations granted by foreign banks
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	7,370,339		9,139,834
Obligations granted by foreign banks | Financing with Correspondent Banks and Multilateral Entities
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 6,748,436		$ 8,566,580
Coverage of net investment abroad		$ 200		$ 200
Obligations granted by foreign banks | Financing with Correspondent Banks and Multilateral Entities | Minimum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	1.25%	1.25%	1.21%	1.21%
Obligations granted by foreign banks | Financing with Correspondent Banks and Multilateral Entities | Maximum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	10.00%	10.00%	10.06%	10.06%
Obligations granted by foreign banks | Banco Interamericano de Desarrollo (BID)
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 579,583		$ 532,899
Obligations granted by foreign banks | Banco Interamericano de Desarrollo (BID) | Minimum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	9.45%	9.45%	9.50%	9.50%
Obligations granted by foreign banks | Banco Interamericano de Desarrollo (BID) | Maximum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	10.60%	10.60%	10.64%	10.64%
Obligations granted by foreign banks | Banco Latinoamericano de Comercio Exterior (Bladex)
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 42,320		$ 40,355
Obligations granted by foreign banks | Banco Latinoamericano de Comercio Exterior (Bladex) | Minimum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	7.08%	7.08%	6.91%	6.91%
Obligations granted by foreign banks | Banco Latinoamericano de Comercio Exterior (Bladex) | Maximum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	7.08%	7.08%	6.91%	6.91%